RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

12 - RELATED PARTY TRANSACTIONS

Consulting services related to the management of the Company, including overseeing the leasing of additional units and revenue management, were provided to the Company through a consulting agreement with SuperLuxMia LLC, a consulting firm owned by a stockholder of the Company. For the year ended December 31, 2022, these consulting fees of the Company totaled approximately $192,000, as compared to $722,000, year ended December 31, 2021, and are included in general and administrative expenses in the accompanying consolidated statements of operations.

On December 20, 2022, the Company, and our chairman and chief executive officer, Brian Ferdinand (“Ferdinand”), entered into a Note Extension and Conversion Agreement with Greenle Partners LLC Series Alpha P.S. (“Greenle Series Alpha”) and Greenle Partners LLC Series Beta P.S., a Delaware limited liability company (“Greenle Beta” and, together with Greenle Alpha, “Greenle”). Greenle was the purchaser of 15% OID senior secured notes (the “Notes”) and warrants to purchase our common stock (“Warrants”) under certain securities purchase agreements and loan agreements between us and Greenle, including the Securities Purchase Agreement dated as of September 30, 2022, as amended by the letter agreement dated October 20, 2022, and the Loan Agreement dated as of November 23, 2022.

Under the terms of the Note Extension and Conversion Agreement, Greenle has agreed to convert from time to time up to $3,000,000 aggregate principal amount of the Notes into up to 1,000,000 shares of our common stock (the “Conversion Shares”) at the conversion price of $3.00 per share prescribed by the Notes. Additionally, Greenle has agreed that the payment date of certain of our notes in the aggregate principal amount of $1,250,000, maturing on January 30, 2023, shall be extended to March 1, 2023. On the date of any such conversion we shall issue to Greenle a number of credits under our existing revenue share agreements with them equal to fifteen percent (15%) of the principal amount of the Notes so converted. As of December 31, 2022, $300,000 of this note was converted and the entire $3,000,000 was converted in January of 2023. As part of this conversion, Ferdinand provided 874,474 of Conversion Shares to Greenle.